Other financial assets and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of detailed information about other financial assets and other noncurrent assets

	December 31,
in €‘000	2021	2022
Loans receivable (net of expected credit loss)	1,201	1,473
Deposits	1,855	1,650
Equity investment	2,605	2,820
Other financial assets	365	3,198
Prepayment non-current	35,305	35,304
Total	41,331	44,445

Summary of the composition and movements of loans receivable

Composition and movements of loan receivables
	Loans
in €‘000	non-current	Loans current	Total
Balance as of January 1, 2021	4,463	684	5,147
Collection of loans receivable	—	(265)	(265)
Issuance of loans receivable	2,122	148	2,270
Interest	251	24	275
Impairment	(5,889)	—	(5,889)
Others	254	(24)	230
Balance as of December 31, 2021	1,201	567	1,768
Collection of loans receivable	—	(208)	(208)
Interest	272	18	290
Income	—	5	5
Others	—	(23)	(23)
Balance as of December 31, 2022	1,473	359	1,832

Summary of the provision for expected credit losses

Provision for expected Credit Losses
in €‘000	2021	2022
Balance as of January 1,	(8,456)	(14,345)
Impairment	(5,889)	—
Balance as of December 31,	(14,345)	(14,345)